Quarterly Holdings Report
for
Fidelity Advisor® Equity Value Fund
August 31, 2024
AEV-NPRT3-1024
1.805757.120
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.7%
Entertainment - 2.2%
The Walt Disney Co.	52,765	4,768,901
Media - 2.5%
Comcast Corp. Class A	141,704	5,607,227
TOTAL COMMUNICATION SERVICES		10,376,128
CONSUMER DISCRETIONARY - 4.7%
Diversified Consumer Services - 1.9%
H&R Block, Inc.	65,982	4,177,320
Household Durables - 0.3%
Berkeley Group Holdings PLC	8,700	571,983
Specialty Retail - 2.2%
Lowe's Companies, Inc.	8,212	2,040,682
Murphy U.S.A., Inc.	1,700	883,371
Ross Stores, Inc.	13,412	2,019,981
		4,944,034
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.	14,600	598,162
TOTAL CONSUMER DISCRETIONARY		10,291,499
CONSUMER STAPLES - 10.9%
Beverages - 3.8%
Coca-Cola Europacific Partners PLC	18,796	1,512,890
Diageo PLC	40,743	1,322,980
Keurig Dr. Pepper, Inc.	67,207	2,460,448
The Coca-Cola Co.	39,992	2,898,220
		8,194,538
Consumer Staples Distribution & Retail - 1.8%
Alimentation Couche-Tard, Inc. (multi-vtg.)	11,300	645,055
BJ's Wholesale Club Holdings, Inc. (a)	16,733	1,337,971
U.S. Foods Holding Corp. (a)	33,983	2,012,133
		3,995,159
Food Products - 1.4%
Mondelez International, Inc.	20,970	1,505,856
Tyson Foods, Inc. Class A	25,436	1,635,789
		3,141,645
Household Products - 1.2%
Procter & Gamble Co.	15,245	2,615,127
Personal Care Products - 2.7%
Haleon PLC	383,186	1,930,013
Kenvue, Inc.	184,937	4,059,367
		5,989,380
TOTAL CONSUMER STAPLES		23,935,849
ENERGY - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Antero Resources Corp. (a)	30,521	823,762
Equinor ASA sponsored ADR	55,083	1,481,182
Exxon Mobil Corp.	77,985	9,197,550
Occidental Petroleum Corp.	19,669	1,120,740
Ovintiv, Inc.	20,521	878,914
Parex Resources, Inc.	86,332	866,747
Parkland Corp.	10,200	276,032
Shell PLC ADR	34,957	2,505,019
		17,149,946
FINANCIALS - 24.5%
Banks - 11.7%
Bank of America Corp.	141,770	5,777,128
Cullen/Frost Bankers, Inc.	4,143	464,969
JPMorgan Chase & Co.	37,754	8,487,099
M&T Bank Corp.	11,124	1,914,552
PNC Financial Services Group, Inc.	14,874	2,753,029
U.S. Bancorp	40,389	1,907,572
Wells Fargo & Co.	74,951	4,382,385
		25,686,734
Capital Markets - 2.8%
BlackRock, Inc.	4,491	4,050,029
Northern Trust Corp.	23,058	2,103,120
		6,153,149
Financial Services - 3.3%
Apollo Global Management, Inc.	12,703	1,470,118
Berkshire Hathaway, Inc. Class B (a)	12,061	5,740,071
		7,210,189
Insurance - 6.7%
Chubb Ltd.	22,795	6,477,883
The Travelers Companies, Inc.	24,876	5,673,469
Willis Towers Watson PLC	8,782	2,565,310
		14,716,662
TOTAL FINANCIALS		53,766,734
HEALTH CARE - 17.4%
Biotechnology - 0.0%
BioNTech SE ADR (a)	1,200	105,864
Health Care Providers & Services - 10.2%
Centene Corp. (a)	58,752	4,631,420
Cigna Group	16,669	6,031,011
CVS Health Corp.	44,173	2,528,463
Elevance Health, Inc.	5,445	3,032,266
UnitedHealth Group, Inc.	10,505	6,200,051
		22,423,211
Pharmaceuticals - 7.2%
AstraZeneca PLC sponsored ADR	49,395	4,327,990
Bristol-Myers Squibb Co.	69,094	3,451,245
Johnson & Johnson	23,287	3,862,382
Roche Holding AG (participation certificate)	5,151	1,743,721
Sanofi SA sponsored ADR	41,237	2,319,994
		15,705,332
TOTAL HEALTH CARE		38,234,407
INDUSTRIALS - 12.0%
Aerospace & Defense - 3.3%
Airbus Group NV	5,678	872,223
L3Harris Technologies, Inc.	5,736	1,357,539
Lockheed Martin Corp.	4,080	2,317,848
Northrop Grumman Corp.	5,247	2,745,283
		7,292,893
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	6,800	703,868
DHL Group	25,206	1,094,082
FedEx Corp.	5,926	1,770,511
		3,568,461
Building Products - 0.6%
Johnson Controls International PLC	19,000	1,384,150
Electrical Equipment - 1.0%
GE Vernova LLC	2,300	462,300
Regal Rexnord Corp.	7,360	1,235,082
Vestas Wind Systems A/S (a)	16,500	376,992
		2,074,374
Industrial Conglomerates - 1.3%
Siemens AG	15,510	2,917,516
Machinery - 3.1%
Allison Transmission Holdings, Inc.	3,800	352,450
Cummins, Inc.	2,000	625,700
Deere & Co.	9,677	3,732,806
Oshkosh Corp.	2,690	290,278
Pentair PLC	20,739	1,839,342
		6,840,576
Professional Services - 1.1%
Genpact Ltd.	23,100	906,213
Maximus, Inc.	15,012	1,385,007
		2,291,220
TOTAL INDUSTRIALS		26,369,190
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	85,008	4,296,304
IT Services - 2.4%
Amdocs Ltd.	28,790	2,503,866
Capgemini SA	7,567	1,567,607
Cognizant Technology Solutions Corp. Class A	15,022	1,168,261
		5,239,734
Software - 1.5%
Gen Digital, Inc.	104,542	2,766,181
Open Text Corp.	17,800	566,396
		3,332,577
TOTAL INFORMATION TECHNOLOGY		12,868,615
MATERIALS - 2.2%
Chemicals - 1.5%
CF Industries Holdings, Inc.	23,034	1,913,895
Nutrien Ltd.	29,836	1,444,659
		3,358,554
Containers & Packaging - 0.7%
Crown Holdings, Inc.	15,719	1,421,155
TOTAL MATERIALS		4,779,709
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Crown Castle, Inc.	13,641	1,528,065
Simon Property Group, Inc.	5,700	953,895
		2,481,960
UTILITIES - 6.8%
Electric Utilities - 4.7%
Edison International	36,058	3,138,128
NextEra Energy, Inc.	17,068	1,374,145
PG&E Corp.	260,570	5,133,229
Southern Co.	8,870	766,368
		10,411,870
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	53,906	923,410
Multi-Utilities - 1.7%
National Grid PLC	160,034	2,108,013
Sempra	18,364	1,509,154
		3,617,167
TOTAL UTILITIES		14,952,447
TOTAL COMMON STOCKS (Cost $161,072,031)		215,206,484

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd. (Cost $2,064,651)	50,173	2,250,802

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $1,949,250)	1,948,860	1,949,250

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $165,085,932)	219,406,536
NET OTHER ASSETS (LIABILITIES) - 0.1%	190,673
NET ASSETS - 100.0%	219,597,209

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,706,128	29,424,114	30,180,993	95,551	1	-	1,949,250	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	3,299,266	3,299,266	343	-	-	-	0.0%
Total	2,706,128	32,723,380	33,480,259	95,894	1	-	1,949,250

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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